Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
4.	Other Assets

As of September 30, 2019 and December 31, 2018, other assets consisted of:

	September 30, 2019	December 31, 2018
Prepaid expenses	$1,148,875	$1,690,959
Interest rate cap agreements (Note 10)	1,902	207,769
Escrow deposits for pending real estate acquisitions	500,100	100,000
Other deposits	2,502,717	924,997
Operating lease right-of-use assets, net	20,634	—

Other assets	$4,174,228	$2,923,725

Amortization of the Company’s operating lease right-of-use asset for the three and nine months ended September 30, 2019, was $904 and $904, respectively. Amortization of the Company’s operating lease right-of-use asset for the three and nine months ended September 30, 2018, was $0 and $0, respectively.

4. Other Assets

As of December 31, 2018 and 2017, other assets consisted of:

	December 31,
	2018	2017
Prepaid expenses	$1,690,959	$1,411,353
Interest rate cap agreements	207,769	347,409
Escrow deposits for pending real estate acquisitions	100,000	—
Other deposits	924,997	1,053,424

Other assets	$2,923,725	$2,812,186